Interim Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Total	Share capital	Merger reserve	Contributed surplus	Retained deficit		Accumulated other comprehensive loss
Balance, beginning of period at Dec. 31, 2018		$ 1,280			$ (168)		$ (197)
Balance, end of period at Apr. 06, 2019		1,280			(193)		(192)
Balance, beginning of period at Dec. 31, 2018		1,280			(168)		(197)
Issue of common shares upon exercise of options		0
Stock options exercised	$ 1
Earnings (loss)	(13)				(13)
Common shares repurchased and cancelled under ASPP		24			18
Cancellation of treasury shares		(24)			(19)
Common share dividends					(49)
Other comprehensive income (loss)	(11)						(11)
Balance, end of period at Jul. 06, 2019	749	1,280	$ (96)	$ 4	(231)	[1]	(208)
Balance, beginning of period at Apr. 06, 2019		1,280			(193)		(192)
Issue of common shares upon exercise of options		0
Earnings (loss)	(14)				(14)
Common shares repurchased and cancelled under ASPP		0			0
Cancellation of treasury shares		0			0
Common share dividends					(24)
Other comprehensive income (loss)	(16)						(16)
Balance, end of period at Jul. 06, 2019	749	1,280	(96)	4	(231)	[1]	(208)
Equity [abstract]
Deficit arising on cashless exercise of warrants in 2013					(263)
All other retained (deficit) earnings					32
Balance, beginning of period at Dec. 31, 2019	704	1,278			(299)		(183)
Balance, end of period at Apr. 04, 2020		1,264			(298)		(208)
Balance, beginning of period at Dec. 31, 2019	704	1,278			(299)		(183)
Issue of common shares upon exercise of options		1
Stock options exercised	1
Earnings (loss)	38				38
Common shares repurchased and cancelled under ASPP		0			0
Cancellation of treasury shares		(15)			(7)
Common share dividends					(15)
Other comprehensive income (loss)	(20)						(20)
Balance, end of period at Jul. 04, 2020	686	1,264	(96)	4	(283)	[1]	(203)
Balance, beginning of period at Apr. 04, 2020		1,264			(298)		(208)
Issue of common shares upon exercise of options		0
Earnings (loss)	18				18
Common shares repurchased and cancelled under ASPP		0			0
Cancellation of treasury shares		0			0
Common share dividends					(3)
Other comprehensive income (loss)	5						5
Balance, end of period at Jul. 04, 2020	$ 686	$ 1,264	$ (96)	$ 4	(283)	[1]	$ (203)
Equity [abstract]
Deficit arising on cashless exercise of warrants in 2013					(263)
All other retained (deficit) earnings					$ (20)

[1]	(i) Retained deficit comprised of: Deficit arising on cashless exercise of warrants in 2013 $(263) $(263)All other retained (deficit) earnings (20) 32 $(283) $(231)